Pioneer Diversified High Income Fund, Inc.
Schedule of Investments  |  July 31, 2024

Ticker Symbol: HNW

Schedule of Investments  |  7/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 141.1%
	Senior Secured Floating Rate Loan Interests — 6.0% of Net Assets*(a)
	Auto Parts & Equipment — 0.8%
193,113	First Brands Group LLC, 2022-II First Lien Incremental Term Loan, 10.514% (Term SOFR + 500 bps), 3/30/27	$ 192,589
692,839	First Brands Group LLC, First Lien 2021 Term Loan, 10.514% (Term SOFR + 500 bps), 3/30/27	689,429
	Total Auto Parts & Equipment	$882,018

	Auto Repair Centers — 0.4%
475,000	Champions Holdco, Inc., Intial Term Loan, 10.079% (Term SOFR + 475 bps), 2/23/29	$ 472,031
	Total Auto Repair Centers	$472,031

	Building & Construction — 0.5%
497,429	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 9.458% (Term SOFR + 400 bps), 10/29/27	$ 500,849
	Total Building & Construction	$500,849

	Chemicals-Diversified — 0.8%
399,000	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 9.694% (Term SOFR + 425 bps), 4/2/29	$ 399,250
396,670	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 8.958% (Term SOFR + 350 bps), 10/15/28	397,909
	Total Chemicals-Diversified	$797,159

	Chemicals-Specialty — 0.2%
168,750	Mativ Holdings, Inc., Term B Loan, 9.208% (Term SOFR + 375 bps), 4/20/28	$ 168,961
	Total Chemicals-Specialty	$168,961

	Commercial Services — 0.4%
385,000	DS Parent, Inc., Term Loan B, 10.835% (Term SOFR + 550 bps), 1/31/31	$ 382,353
	Total Commercial Services	$382,353

	Computer Services — 0.2%
160,000(b)	Amazon Holdco, Inc., Seven-Year Term Loan, 7/30/31	$ 160,600
	Total Computer Services	$160,600

1Pioneer Diversified High Income Fund, Inc. | 7/31/24

Principal Amount USD ($)		Value
	Cruise Lines — 0.3%
355,000	LC Ahab US Bidco LLC, Initial Term Loan, 8.844% (Term SOFR + 350 bps), 5/1/31	$ 356,775
	Total Cruise Lines	$356,775

	Dialysis Centers — 0.3%
404,970	U.S. Renal Care, Inc., Closing Date Term Loan, 10.458% (Term SOFR + 500 bps), 6/20/28	$ 349,540
	Total Dialysis Centers	$349,540

	Distribution & Wholesale — 0.3%
310,160	Windsor Holdings III LLC, 2024 Dollar Refinancing Term B Loan, 9.345% (Term SOFR + 400 bps), 8/1/30	$ 313,040
	Total Distribution & Wholesale	$313,040

	Electric-Generation — 0.3%
303,162	Generation Bridge Northeast LLC, Term Loan B, 8.844% (Term SOFR + 350 bps), 8/22/29	$ 305,941
	Total Electric-Generation	$305,941

	Electronic Composition — 0.1%
121,289	Natel Engineering Co., Inc., Initial Term Loan, 11.708% (Term SOFR + 625 bps), 4/30/26	$ 108,554
	Total Electronic Composition	$108,554

	Medical Information Systems — 0.2%
174,318	Waystar Technologies, Inc., First Lien Initial Term Loan, 8.094% (Term SOFR + 275 bps), 10/22/29	$ 175,517
	Total Medical Information Systems	$175,517

	Medical-Drugs — 0.5%
165,000	Endo Finance Holdings, Inc., Initial Term Loan, 9.783% (Term SOFR + 450 bps), 4/23/31	$ 165,602
403,987	Financiere Mendel, Additional Term USD Facility 1, 8.573% (Term SOFR + 325 bps), 11/12/30	406,007
	Total Medical-Drugs	$571,609

	Pipelines — 0.1%
148,863	M6 ETX Holdings II MidCo LLC, Initial Term Loan, 9.944% (Term SOFR + 450 bps), 9/19/29	$ 150,073
	Total Pipelines	$150,073

Pioneer Diversified High Income Fund, Inc. | 7/31/242

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Recreational Centers — 0.5%
540,349	Fitness International LLC, Term B Loan, 10.597% (Term SOFR + 525 bps), 2/12/29	$ 542,037
	Total Recreational Centers	$542,037

	Schools — 0.1%
98,999	Fugue Finance LLC, Existing Term Loan, 9.347% (Term SOFR + 400 bps), 1/31/28	$ 99,824
	Total Schools	$99,824

	Total Senior Secured Floating Rate Loan Interests (Cost $6,318,428)	$6,336,881

Shares
	Common Stocks — 0.6% of Net Assets
	Communications Equipment — 0.0%†
16,729(c)+	Digicel International Finance Ltd.	$ 33,459
	Total Communications Equipment	$33,459

	Financial Services — 0.0%†
152,704(c)+	Unifin Financiera SAB de CV	$ 9,836
	Total Financial Services	$9,836

	Household Durables — 0.0%†
89,094(c)	Desarrolladora Homex SAB de CV	$ 14
	Total Household Durables	$14

	Oil, Gas & Consumable Fuels — 0.0%†
6(c)	Amplify Energy Corp.	$ 45
2,189(c)	Petroquest Energy, Inc.	1,424
	Total Oil, Gas & Consumable Fuels	$1,469

	Passenger Airlines — 0.5%
24,166(c)	Grupo Aeromexico SAB de CV	$ 518,834
	Total Passenger Airlines	$518,834

	Pharmaceuticals — 0.1%
1,957(c)	Endo, Inc.	$ 56,548
	Total Pharmaceuticals	$56,548

3Pioneer Diversified High Income Fund, Inc. | 7/31/24

Shares		Value
	Professional Services — 0.0%†
441,379(c)+	Atento S.A.	$ 13
	Total Professional Services	$13

	Total Common Stocks (Cost $593,045)	$620,173

Principal Amount USD ($)
	Asset Backed Securities — 4.4% of Net Assets
500,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	$ 489,030
561,462	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class G, 12.748%, 5/17/32 (144A)	567,840
1,000,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class G, 9.812%, 2/26/29 (144A)	1,026,017
1,000,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 14.694% (3 Month Term SOFR + 941 bps), 7/20/33 (144A)	997,317
500,000(d)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	50,000
650,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	694,913
850,000	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class F, 12.24%, 12/15/33 (144A)	869,338
	Total Asset Backed Securities (Cost $4,976,553)	$4,694,455

	Collateralized Mortgage Obligations—2.7% of Net Assets
330,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 11.347% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 348,563
14,266(a)	DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1C, 6.296% (1 Month Term SOFR + 95 bps), 10/19/45	13,051
200,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 13.147% (SOFR30A + 780 bps), 11/25/41 (144A)	216,883
450,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B2, 11.597% (SOFR30A + 625 bps), 9/25/41 (144A)	470,301
280,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B2, 13.847% (SOFR30A + 850 bps), 2/25/42 (144A)	310,311
Pioneer Diversified High Income Fund, Inc. | 7/31/244

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
545,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 13.612% (SOFR30A + 826 bps), 7/25/49 (144A)	$ 624,672
100,000(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 11.547% (SOFR30A + 620 bps), 11/25/41 (144A)	105,500
17,607	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	7,557
640,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.962% (SOFR30A + 1,061 bps), 2/25/47 (144A)	793,923
	Total Collateralized Mortgage Obligations (Cost $2,628,912)	$2,890,761

	Commercial Mortgage-Backed Securities—10.3% of Net Assets
1,000,000(d)	Benchmark Mortgage Trust, Series 2020-B18, Class AGNG, 4.388%, 7/15/53 (144A)	$ 909,333
500,000(a)	BPR Trust, Series 2021-WILL, Class E, 12.193% (1 Month Term SOFR + 686 bps), 6/15/38 (144A)	482,169
578,543(a)	BX Trust, Series 2022-PSB, Class F, 12.662% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	575,348
950,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 20.55% (1 Month Term SOFR + 1,521 bps), 10/27/24 (144A)	944,277
6,978,713(d)(e)	CD Mortgage Trust, Series 2016-CD1, Class XA, 1.344%, 8/10/49	117,777
19,577,505(d)(e)	COMM Mortgage Trust, Series 2015-LC21, Class XA, 0.61%, 7/10/48	55,960
750,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 13.097% (SOFR30A + 775 bps), 1/25/51 (144A)	814,609
508,507(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	474,001
1,000,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 12.351% (SOFR30A + 701 bps), 8/25/29	958,771
111,356(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.701% (SOFR30A + 636 bps), 1/25/27 (144A)	102,044
212,017(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 14.451% (SOFR30A + 911 bps), 7/25/30 (144A)	199,863
1,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	566,240
5Pioneer Diversified High Income Fund, Inc. | 7/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
12,328,758(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	$ 58,632
1,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	4,510
1,890,331(d)(e)	GS Mortgage Securities Trust, Series 2014-GC24, Class XA, 0.542%, 9/10/47	19
1,000,000(d)	HTL Commercial Mortgage Trust, Series 2024-T53, Class F, 11.927%, 5/10/39 (144A)	1,015,509
500,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.158%, 4/15/46	222,150
4,433,506(d)(e)	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class XA, 0.795%, 11/15/47	333
5,752,937(d)(e)	Morgan Stanley Capital I Trust, Series 2016-UB12, Class XA, 0.646%, 12/15/49	66,786
733,355(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.212% (SOFR30A + 386 bps), 3/25/50 (144A)	737,199
900,000(d)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)	364,500
290,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	179,800
196,788(d)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 2/25/50 (144A)	154,399
1,100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	834,052
1,660,500(d)	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, 4.593%, 11/15/48 (144A)	1,116,588
	Total Commercial Mortgage-Backed Securities (Cost $12,162,097)	$10,954,869

	Convertible Corporate Bonds — 2.5% of Net Assets
	Banks — 0.0%†
IDR812,959,000	PT Bakrie & Brothers Tbk, 12/31/24	$ 2,600
	Total Banks	$2,600

	Chemicals — 1.9%
1,900,000(g)	Hercules LLC, 6.50%, 6/30/29	$ 1,984,805
	Total Chemicals	$1,984,805

Pioneer Diversified High Income Fund, Inc. | 7/31/246

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — 0.4%
485,000	Global Payments, Inc., 1.50%, 3/1/31 (144A)	$ 458,325
	Total Commercial Services	$458,325

	Entertainment — 0.2%
312,000(f)	DraftKings Holdings, Inc., 3/15/28	$ 262,817
	Total Entertainment	$262,817

	Total Convertible Corporate Bonds (Cost $2,343,940)	$2,708,547

	Corporate Bonds — 83.3% of Net Assets
	Advertising — 1.9%
645,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 553,842
535,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	472,503
625,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	612,105
400,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	393,118
	Total Advertising	$2,031,568

	Aerospace & Defense — 0.2%
214,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	$ 225,404
	Total Aerospace & Defense	$225,404

	Airlines — 8.3%
2,240,171(h)	ABRA Global Finance, 11.50% (5.50% PIK or 6.00% Cash), 3/2/28 (144A)	$ 2,146,788
430,000	Azul Secured Finance LLP, 11.93%, 8/28/28 (144A)	413,938
1,234,000(a)	Gol Finance S.A., 15.844% (1 Month Term SOFR + 1,050 bps), 1/29/25 (144A)	1,320,380
1,510,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	1,509,293
285,000	Latam Airlines Group S.A., 13.375%, 10/15/29 (144A)	329,391
1,059,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	1,082,113
EUR700,000	Transportes Aereos Portugueses S.A., 5.625%, 12/2/24 (144A)	756,662
1,305,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	1,039,531
260,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 9.50%, 6/1/28 (144A)	232,689
	Total Airlines	$8,830,785

7Pioneer Diversified High Income Fund, Inc. | 7/31/24

Principal Amount USD ($)		Value
	Auto Manufacturers — 0.4%
440,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	$ 462,498
	Total Auto Manufacturers	$462,498

	Banks — 4.7%
1,135,000(d)	Banco GNB Sudameris S.A., 7.50% (5 Year CMT Index + 666 bps), 4/16/31 (144A)	$ 1,035,266
685,000(d)(i)	Banco Mercantil del Norte S.A./Grand Cayman, 8.375% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 776 bps) (144A)	702,690
EUR1,200,000(d)(i)	CaixaBank S.A., 3.625% (5 Year EUR Swap + 386 bps)	1,137,877
225,000(d)	Citizens Financial Group, Inc., 6.645% (SOFR + 233 bps), 4/25/35	239,755
155,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	169,888
350,000(d)(i)	ING Groep NV, 6.50% (5 Year USD Swap Rate + 445 bps)	348,731
225,000(d)(i)	Intesa Sanpaolo S.p.A., 7.70% (5 Year USD Swap Rate + 546 bps) (144A)	224,724
865,000(d)(i)(j)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	31,248
350,000(d)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	351,685
230,000(d)(i)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	260,281
490,000(d)(i)	Yapi ve Kredi Bankasi AS, 9.743% (5 Year CMT Index + 550 bps) (144A)	492,719
	Total Banks	$4,994,864

	Biotechnology — 0.3%
EUR345,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 346,189
	Total Biotechnology	$346,189

	Building Materials — 2.6%
846,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 899,468
464,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	382,342
1,520,000	Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29 (144A)	1,520,000
	Total Building Materials	$2,801,810

	Chemicals — 4.3%
EUR420,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	$ 400,636
300,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	320,263
Pioneer Diversified High Income Fund, Inc. | 7/31/248

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals — (continued)
379,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	$ 378,504
280,000	Olin Corp., 9.50%, 6/1/25 (144A)	285,149
EUR580,000	Olympus Water US Holding Corp., 9.625%, 11/15/28 (144A)	673,795
985,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	1,046,729
920,000	Rain Carbon, Inc., 12.25%, 9/1/29 (144A)	994,407
EUR420,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	490,792
	Total Chemicals	$4,590,275

	Commercial Services — 2.8%
230,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 234,004
585,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	584,506
473,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	438,523
958,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	964,050
558,000	Sotheby's, 7.375%, 10/15/27 (144A)	464,593
295,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	300,395
	Total Commercial Services	$2,986,071

	Computers — 0.1%
155,000(k)	Amentum Escrow Corp., 7.25%, 8/1/32 (144A)	$ 158,303
	Total Computers	$158,303

	Distribution/Wholesale — 1.0%
1,046,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 1,043,520
	Total Distribution/Wholesale	$1,043,520

	Diversified Financial Services — 7.0%
500,000(d)(i)	Air Lease Corp., 4.125% (5 Year CMT Index + 315 bps)	$ 459,161
960,000	ASG Finance Designated Activity Co., 9.75%, 5/15/29 (144A)	960,365
275,000(j)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	26,125
640,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	629,600
540,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	543,866
EUR235,000	Garfunkelux Holdco 3 S.A., 6.75%, 11/1/25 (144A)	161,499
9Pioneer Diversified High Income Fund, Inc. | 7/31/24

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
GBP400,000	Garfunkelux Holdco 3 S.A., 7.75%, 11/1/25 (144A)	$ 326,571
956,821(h)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	940,245
685,000	OneMain Finance Corp., 9.00%, 1/15/29	726,294
355,000	PHH Mortgage Corp., 7.875%, 3/15/26 (144A)	348,378
1,475,000	Sammaan Capital, Ltd., 9.70%, 7/3/27 (144A)	1,471,534
1,174,000+	Unifin Financiera SAB de CV, 8.375%, 1/27/28	—
865,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	852,042
	Total Diversified Financial Services	$7,445,680

	Electric — 0.6%
200,000	Cemig Geracao e Transmissao S.A., 9.25%, 12/5/24 (144A)	$ 200,738
445,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	479,545
7,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	6,946
	Total Electric	$687,229

	Engineering & Construction — 0.2%
230,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	$ 204,962
	Total Engineering & Construction	$204,962

	Entertainment — 0.6%
295,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	$ 303,559
EUR310,000	Lottomatica S.p.A./Roma, 7.125%, 6/1/28 (144A)	353,111
	Total Entertainment	$656,670

	Food — 0.5%
555,000	Aragvi Finance International DAC, 8.45%, 4/29/26 (144A)	$ 492,662
	Total Food	$492,662

	Healthcare-Services — 2.4%
800,800	Auna SAA, 10.00%, 12/15/29 (144A)	$ 824,412
550,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	549,948
1,177,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	1,166,969
	Total Healthcare-Services	$2,541,329

Pioneer Diversified High Income Fund, Inc. | 7/31/2410

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Home Builders — 0.8%
885,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 897,420
	Total Home Builders	$897,420

	Insurance — 4.4%
4,106,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	$ 4,740,698
	Total Insurance	$4,740,698

	Internet — 1.5%
1,285,000(k)	Acuris Finance US, Inc./Acuris Finance Sarl, 9.00%, 8/1/29 (144A)	$ 1,298,042
265,000	ION Trading Technologies S.a.r.l., 9.50%, 5/30/29 (144A)	275,378
	Total Internet	$1,573,420

	Iron & Steel — 2.0%
845,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 881,559
613,000	Metinvest BV, 7.75%, 10/17/29 (144A)	404,937
870,000	TMS International Corp., 6.25%, 4/15/29 (144A)	807,631
	Total Iron & Steel	$2,094,127

	Leisure Time — 0.8%
100,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 100,967
120,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	129,725
400,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	410,000
245,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	245,250
	Total Leisure Time	$885,942

	Lodging — 0.7%
800,000(l)	Grupo Posadas SAB de CV, 7.00%, 12/30/27 (144A)	$ 724,613
	Total Lodging	$724,613

	Machinery-Diversified — 0.8%
EUR760,000(a)	Mangrove Luxco III S.a.r.l., 8.674% (3 Month EURIBOR + 500 bps), 7/15/29 (144A)	$ 822,592
	Total Machinery-Diversified	$822,592

	Media — 2.3%
400,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	$ 317,557
300,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	271,197
11Pioneer Diversified High Income Fund, Inc. | 7/31/24

Principal Amount USD ($)		Value
	Media — (continued)
655,000	Gray Television, Inc., 10.50%, 7/15/29 (144A)	$ 683,497
1,210,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	1,179,789
	Total Media	$2,452,040

	Mining — 2.3%
633,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	$ 615,708
400,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	393,307
1,260,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	1,253,685
200,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	210,350
	Total Mining	$2,473,050

	Oil & Gas — 14.2%
290,000	3R Lux S.a.r.l., 9.75%, 2/5/31 (144A)	$ 307,767
1,160,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	1,175,250
910,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	960,527
322,131	Borr IHC, Ltd./Borr Finance LLC, 10.00%, 11/15/28 (144A)	337,332
234,175	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	247,140
85,000	Cenovus Energy, Inc., 6.75%, 11/15/39	93,883
520,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	545,954
370,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	399,640
520,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	559,196
1,510,000	Energean Plc, 6.50%, 4/30/27 (144A)	1,485,538
405,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	397,071
410,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	413,931
1,268,001	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	1,173,429
515,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	506,038
955,000	Occidental Petroleum Corp., 4.40%, 4/15/46	771,518
800,000	Petroleos Mexicanos, 5.95%, 1/28/31	660,057
970,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	932,784
900,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	809,118
860,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	863,659
440,000	Transocean, Inc., 6.80%, 3/15/38	377,706
Pioneer Diversified High Income Fund, Inc. | 7/31/2412

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
280,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	$ 285,899
280,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	286,638
785,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	757,987
820,000	YPF S.A., 6.95%, 7/21/27 (144A)	755,512
	Total Oil & Gas	$15,103,574

	Oil & Gas Services — 1.1%
521,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	$ 523,312
630,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	649,628
	Total Oil & Gas Services	$1,172,940

	Packaging & Containers — 0.5%
EUR500,000	Fiber Bidco S.p.A., 6.125%, 6/15/31 (144A)	$ 534,610
	Total Packaging & Containers	$534,610

	Pharmaceuticals — 0.8%
110,000	Endo Finance Holdings, Inc., 8.50%, 4/15/31 (144A)	$ 115,932
790,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	726,796
381,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27	—
300,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$842,728

	Pipelines — 4.2%
770,007	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 757,135
510,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	508,148
450,000(a)	Energy Transfer LP, 8.527% (3 Month Term SOFR + 328 bps), 11/1/66	434,921
915,000(d)(i)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	912,083
145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	127,759
344,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	308,758
540,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	552,076
575,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	604,249
215,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	239,185
	Total Pipelines	$4,444,314

13Pioneer Diversified High Income Fund, Inc. | 7/31/24

Principal Amount USD ($)		Value
	REITs — 1.4%
EUR210,000	Alexandrite Monnet UK Holdco Plc, 10.50%, 5/15/29 (144A)	$ 236,394
890,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	637,637
10,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	7,558
410,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	414,694
140,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	141,603
	Total REITs	$1,437,886

	Retail — 1.2%
GBP555,000	CD&R Firefly Bidco Plc, 8.625%, 4/30/29 (144A)	$ 721,529
510,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	533,634
	Total Retail	$1,255,163

	Telecommunications — 4.4%
695,000	Altice France Holding S.A., 6.00%, 2/15/28 (144A)	$ 213,798
607,000	Altice France Holding S.A., 10.50%, 5/15/27 (144A)	227,319
200,000	Altice France S.A., 8.125%, 2/1/27 (144A)	161,749
200,000	Iliad Holding SASU, 8.50%, 4/15/31 (144A)	208,365
836,000(j)	Kenbourne Invest S.A., 6.875%, 11/26/24 (144A)	480,700
850,000	Sprint LLC, 7.625%, 3/1/26	873,107
850,000	Total Play Telecomunicaciones SA de CV, 6.375%, 9/20/28 (144A)	520,750
875,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	844,037
EUR560,000	Zegona Finance Plc, 6.75%, 7/15/29 (144A)	617,683
500,000	Zegona Finance Plc, 8.625%, 7/15/29 (144A)	510,063
	Total Telecommunications	$4,657,571

	Transportation — 2.0%
1,245,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 1,152,305
655,000	Danaos Corp., 8.50%, 3/1/28 (144A)	674,231
400,000	Simpar Europe S.A., 5.20%, 1/26/31 (144A)	328,525
	Total Transportation	$2,155,061

	Total Corporate Bonds (Cost $89,011,044)	$88,767,568

Pioneer Diversified High Income Fund, Inc. | 7/31/2414

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Shares		Value
	Preferred Stock — 0.0%† of Net Assets
	Internet — 0.0%†
50,188	MYT Holding LLC, 10.00%, 6/6/29	$ 10,038
	Total Internet	$10,038

	Total Preferred Stock (Cost $91,624)	$10,038

	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP6,475(c)	Avation Plc, 1/1/59	$ 2,289
	Total Trading Companies & Distributors	$2,289

	Total Right/Warrant (Cost $—)	$2,289

Principal Amount USD ($)
	Insurance-Linked Securities — 30.3% of Net Assets#
	Event Linked Bonds — 17.5%
	Earthquakes – California — 0.5%
250,000(a)	Sutter Re, 15.032%, (3 Month U.S. Treasury Bill + 975 bps), 6/19/26 (144A)	$ 257,825
300,000(a)	Torrey Pines Re, 10.496%, (3 Month U.S. Treasury Bill + 522 bps), 6/5/26 (144A)	303,780
		$561,605

	Earthquakes – U.S. — 0.2%
250,000(a)	Ursa Re, 10.78%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 253,250
	Flood – U.S. — 0.9%
250,000(a)	FloodSmart Re, 17.11%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 238,625
500,000(a)	FloodSmart Re, 19.282%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	498,000
250,000(a)	FloodSmart Re, 22.434%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	247,210
		$983,835

	Multiperil – Florida — 0.5%
500,000(a)	Sanders Re, 13.42%, (3 Month U.S. Treasury Bill + 814 bps), 6/5/26 (144A)	$ 512,950
	Multiperil – U.S. — 5.0%
500,000(a)	Foundation Re, 11.534%, (3 Month U.S. Treasury Bill + 625 bps), 1/8/27 (144A)	$ 506,350
15Pioneer Diversified High Income Fund, Inc. | 7/31/24

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Four Lakes Re, 11.03%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	$ 247,950
250,000(a)	Four Lakes Re, 14.78%, (3 Month U.S. Treasury Bill + 950 bps), 1/7/27 (144A)	254,100
250,000(a)	High Point Re, 11.032%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	250,550
500,000(a)	Matterhorn Re, 13.119%, (SOFR + 775 bps), 3/24/25 (144A)	482,850
250,000(a)	Merna Re II, 12.534%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	250,075
250,000(a)	Merna Re II, 13.78%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	248,125
500,000(a)	Mystic Re, 17.284%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	501,200
375,000(a)	Residential Re, 12.974%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	374,850
500,000(a)	Residential Re, 13.702%, (1 Month U.S. Treasury Bill + 842 bps), 12/6/27 (144A)	482,450
500,000(a)	Residential Re, 17.30%, (3 Month U.S. Treasury Bill + 1,202 bps), 12/6/25 (144A)	466,450
250,000(a)	Sanders Re, 11.03%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	254,500
250,000(a)	Sanders Re III, 10.834%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	251,300
250,000(a)	Solomon Re, 10.797%, (3 Month U.S. Treasury Bill + 552 bps), 6/8/26 (144A)	251,950
250,000(a)	Stabilitas Re, 13.772%, (3 Month U.S. Treasury Bill + 849 bps), 6/5/26 (144A)	249,200
250,000(a)	Topanga Re, 10.332%, (3 Month U.S. Treasury Bill + 505 bps), 1/8/26 (144A)	239,975
		$5,311,875

	Multiperil – U.S. & Canada — 2.7%
250,000(a)	Atlas Re, 17.869%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 265,000
500,000(a)	Galileo Re, 12.282%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	504,150
250,000(a)	Kilimanjaro II Re, 12.53%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	252,400
250,000(a)	Kilimanjaro III Re, 17.642%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/21/25 (144A)	236,150
250,000(a)	Kilimanjaro III Re, 17.642%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	230,060
Pioneer Diversified High Income Fund, Inc. | 7/31/2416

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
250,000(a)	Matterhorn Re, 11.119%, (SOFR + 575 bps), 12/8/25 (144A)	$ 218,500
250,000(a)	Mona Lisa Re, 15.027%, (3 Month U.S. Treasury Bill + 975 bps), 6/25/27 (144A)	262,050
250,000(a)	Mona Lisa Re, 17.78%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	256,525
250,000(a)	Mystic Re IV, 11.384%, (3 Month U.S. Treasury Bill + 610 bps), 1/8/25 (144A)	245,375
500,000(a)	Mystic Re IV, 16.974%, (3 Month U.S. Treasury Bill + 1,169 bps), 1/8/25 (144A)	479,850
		$2,950,060

	Multiperil – U.S. Regional — 0.5%
250,000(a)	Aquila Re, 13.552%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	$ 255,000
250,000(a)	Aquila Re, 14.464%, (3 Month U.S. Treasury Bill + 918 bps), 6/8/26 (144A)	256,250
		$511,250

	Multiperil – Worldwide — 0.7%
250,000(a)	Atlas Capital, 13.083%, (SOFR + 772 bps), 6/5/26 (144A)	$ 250,275
250,000(a)	Cat Re 2001, 17.78%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/27 (144A)	246,375
250,000(a)	Kendall Re, 13.03%, (3 Month U.S. Treasury Bill + 775 bps), 4/30/27 (144A)	246,050
		$742,700

	Windstorm – Florida — 0.6%
250,000(a)	Integrity Re, 12.114%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 137,500
250,000(a)	Marlon Re, 12.284%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	249,750
250,000(a)	Merna Re II, 14.027%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	248,275
		$635,525

17Pioneer Diversified High Income Fund, Inc. | 7/31/24

Principal Amount USD ($)		Value
	Windstorm – Mexico — 0.5%
250,000(a)	International Bank for Reconstruction & Development, 17.565%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 253,175
250,000(a)	International Bank for Reconstruction & Development, 19.065%, (SOFR + 1,372 bps), 6/26/28 (144A)	246,525
		$499,700

	Windstorm – North Carolina — 0.7%
500,000(a)	Blue Ridge Re, 13.28%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	$ 501,705
250,000(a)	Cape Lookout Re, 14.87%, (3 Month U.S. Treasury Bill + 959 bps), 3/28/25 (144A)	243,825
		$745,530

	Windstorm – Texas — 0.5%
250,000(a)	Alamo Re, 6.00%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 253,003
250,000(a)	Alamo Re, 16.527%, (1 Month U.S. Treasury Bill + 1,125 bps), 6/7/26 (144A)	249,895
		$502,898

	Windstorm – U.S. — 2.6%
250,000(a)	Alamo Re, 13.672%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	$ 250,250
250,000(a)	Bonanza Re, 10.904%, (3 Month U.S. Treasury Bill + 562 bps), 3/16/25 (144A)	229,478
250,000(a)	Bonanza Re, 13.73%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	252,000
250,000(a)	Cape Lookout Re, 13.704%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	252,500
250,000(a)	Gateway Re, 19.24%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	257,415
250,000(a)	Gateway Re II, 14.18%, (3 Month U.S. Treasury Bill + 890 bps), 4/27/26 (144A)	256,747
250,000(a)	Merna Re II, 15.53%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	251,775
250,000(a)	Purple Re, 14.284%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	247,250
Pioneer Diversified High Income Fund, Inc. | 7/31/2418

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
250,000(a)	Purple Re, 18.16%, (1 Month Term SOFR + 1,281 bps), 4/24/26 (144A)	$ 253,875
500,000(a)	Queen Street Re, 12.78%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	501,600
		$2,752,890

	Windstorm – U.S. Multistate — 0.4%
250,000(a)	Gateway Re, 5.265%, (1 Month U.S. Treasury Bill + 0 bps), 12/23/24 (144A)	$ 234,250
250,000(a)	Gateway Re, 5.265%, (1 Month U.S. Treasury Bill + 0 bps), 1/8/25 (144A)	216,134
		$450,384

	Windstorm – U.S. Regional — 0.7%
250,000(a)	Citrus Re, 11.874%, (3 Month U.S. Treasury Bill + 659 bps), 6/7/26 (144A)	$ 252,725
250,000(a)	Citrus Re, 14.054%, (3 Month U.S. Treasury Bill + 877 bps), 6/7/26 (144A)	250,585
250,000(a)	Citrus Re, 14.534%, (3 Month U.S. Treasury Bill + 925 bps), 6/7/27 (144A)	246,775
		$750,085

	Winterstorm – Florida — 0.5%
250,000(a)	Integrity Re, 18.144%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 251,483
250,000(a)	Lightning Re, 16.284%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	252,625
		$504,108

	Total Event Linked Bonds	$18,668,645

Face Amount USD ($)
	Collateralized Reinsurance — 4.4%
	Multiperil – Massachusetts — 0.2%
250,000(c)(m)+	Portsalon Re 2022, 5/31/28	$ 229,230
	Multiperil – U.S. — 1.3%
264,839(m)+	Ballybunion Re 2022, 12/31/27	$ —
500,000(c)(m)+	Gamboge Re, 3/31/29	4,720
250,000(c)(m)+	Mangrove Risk Solutions, 5/10/25 (144A)	230,675
19Pioneer Diversified High Income Fund, Inc. | 7/31/24

Face Amount USD ($)		Value
	Multiperil – U.S. — (continued)
878,691(c)(m)+	PI0047 2024-1, 12/31/29	$ 926,927
250,000(c)(m)+	PI0051-Cheltenham Re 2024, 5/31/30	206,913
		$1,369,235

	Multiperil – Worldwide — 1.8%
650,000(c)(m)+	Cypress Re 2017, 1/31/25	$ 65
462,683(c)(m)+	Dartmouth Re 2018, 1/31/25	14,845
100,000(c)(m)+	Dartmouth Re 2021, 12/31/24	30,991
500,000(c)(m)+	Gamboge Re, 3/31/30	465,680
750,000(c)(m)+	Merion Re 2024-1, 12/31/29	704,649
250,000(c)(m)+	Old Head Re 2022, 12/31/27	125,000
250,000(c)(m)+	Old Head Re 2024, 12/31/29	229,764
250,000(c)(m)+	Pine Valley Re 2024, 12/31/28	232,695
250,000(c)(m)+	Walton Health Re 2019, 6/30/25	52,470
250,000(c)(m)+	Walton Health Re 2022, 12/15/27	36,438
		$1,892,597

	Windstorm – North Carolina — 0.2%
250,000(c)(m)+	Isosceles Re 2024, 4/30/30	$ 237,825
	Windstorm – U.S. — 0.4%
250,000(c)(m)+	PI0048 RE 2024, 11/30/27	$ 228,809
250,000(c)(m)+	PI0049 Aberystwyth, 11/30/27	226,009
		$454,818

	Windstorm – U.S. Multistate — 0.0%†
500,000(m)+	White Heron Re, 5/31/29	$ 13,014
	Windstorm – U.S. Regional — 0.5%
1,015,734(c)(m)+	Oakmont Re 2020, 3/31/27	$ —
500,000(c)(m)+	Oakmont Re 2024, 4/1/30	476,102
		$476,102

	Total Collateralized Reinsurance	$4,672,821

	Reinsurance Sidecars — 8.4%
	Multiperil – U.S. — 0.0%†
226,387(m)+	Carnoustie Re 2023, 12/31/28	$ 16,953
1,000,000(c)(n)+	Harambee Re 2018, 12/31/24	—
1,000,000(n)+	Harambee Re 2019, 12/31/24	2,100
500,000(c)(n)+	Harambee Re 2020, 12/31/24	11,650
		$30,703

	Multiperil – U.S. Regional — 0.0%†
250,000(c)(m)+	Brotherhood Re, 1/31/25	$ —
Pioneer Diversified High Income Fund, Inc. | 7/31/2420

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — 8.4%
225,450(n)+	Alturas Re 2020-3, 9/30/24	$ —
213,682(c)(n)+	Alturas Re 2021-3, 7/31/25	9,594
376,048(c)(n)+	Alturas Re 2022-2, 12/31/27	29,633
500,000(m)+	Bantry Re 2021, 12/31/24	5,000
1,000,000(c)(m)+	Bantry Re 2024, 12/31/29	1,079,483
993,323(m)+	Berwick Re 2020-1, 12/31/24	7,128
1,000,000(c)(m)+	Berwick Re 2024-1, 12/31/29	1,060,816
500,000(c)(m)+	Carnoustie Re 2024, 12/31/29	533,378
500,000(m)+	Eccleston Re 2023, 11/30/28	38,633
49,927(c)(m)+	Eden Re II, 3/21/25 (144A)	10,125
80,000(c)(m)+	Eden Re II, 3/20/26 (144A)	19,974
3,000(m)+	Eden Re II, 3/19/27 (144A)	26,239
250,000(c)(m)+	Gleneagles Re 2021, 12/31/24	25
250,000(c)(m)+	Gleneagles Re 2022, 12/31/27	97,985
1,059,157(m)+	Gullane Re 2018, 12/31/24	—
1,000,000(c)(m)+	Gullane Re 2024, 12/31/29	1,019,375
250,000(c)(n)+	Lion Rock Re 2020, 1/31/25	—
250,000(c)(n)+	Lion Rock Re 2021, 12/31/24	11,000
498,977(c)(n)+	Lorenz Re 2019, 6/30/25	9,530
500,000(c)(m)+	Merion Re 2021-2, 12/31/24	30,000
363,953(c)(m)+	Merion Re 2022-2, 12/31/27	345,068
250,000(c)(m)+	Pangaea Re 2023-3, 5/31/29	300,000
500,000(c)(m)+	Pangaea Re 2024-1, 12/31/29	539,496
500,000(c)(m)+	Pangaea Re 2024-3, 7/1/28	507,500
250,000(c)(m)+	Phoenix 3 Re 2023-3, 1/4/27	283,750
1,179(m)+	Sector Re V, 12/1/27 (144A)	35,412
500,000(c)(m)+	Sector Re V, 12/1/28 (144A)	594,597
500,000(c)(m)+	Sector Re V, 12/1/28 (144A)	594,597
515,671(m)+	Sussex Re 2020-1, 12/31/24	670
250,000(m)+	Sussex Re 2021-1, 12/31/24	—
500,000(m)+	Sussex Re 2022, 12/31/27	11,200
300,000(c)(n)+	Thopas Re 2020, 12/31/24	60
250,000(n)+	Thopas Re 2021, 12/31/24	2,600
250,000(n)+	Thopas Re 2022, 12/31/27	—
766,025(n)+	Thopas Re 2023, 12/31/28	—
766,025(c)(n)+	Thopas Re 2024, 12/31/29	867,447
375,860(n)+	Torricelli Re 2021, 7/31/25	1,879
500,000(n)+	Torricelli Re 2022, 6/30/28	450
750,000(c)(n)+	Torricelli Re 2023, 6/30/29	9,975
750,000(c)(n)+	Torricelli Re 2024, 6/30/30	769,358
500,000(c)(n)+	Viribus Re 2018, 12/31/24	—
21Pioneer Diversified High Income Fund, Inc. | 7/31/24

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
212,306(n)+	Viribus Re 2019, 12/31/24	$ —
240,783(c)(n)+	Viribus Re 2020, 12/31/24	7,994
221,888(c)(n)+	Viribus Re 2022, 12/31/27	8,143
499,829(c)(m)+	Woburn Re 2019, 12/31/24	68,802
		$8,936,916

	Total Reinsurance Sidecars	$8,967,619

	Total Insurance-Linked Securities (Cost $31,691,084)	$32,309,085

Principal Amount USD ($)
	Foreign Government Bonds — 1.0% of Net Assets
	Angola — 0.4%
448,000	Angolan Government International Bond, 8.250%, 5/9/28 (144A)	$ 424,389
	Total Angola	$424,389

	Ghana — 0.4%
320,000(j)	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 163,200
500,000(j)	Ghana Government International Bond, 8.627%, 6/16/49	251,315
	Total Ghana	$414,515

	Ukraine — 0.2%
750,000(j)	Ukraine Government International Bond, 8.994%, 2/1/26 (144A)	$ 273,161
	Total Ukraine	$273,161

	Total Foreign Government Bonds (Cost $2,022,483)	$1,112,065

Pioneer Diversified High Income Fund, Inc. | 7/31/2422

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 0.0% of Net Assets
	Open-End Fund — 0.0%
6,752(o)	Dreyfus Government Cash Management, Institutional Shares, 5.21%	$ 6,752
		$6,752

	TOTAL SHORT TERM INVESTMENTS (Cost $6,752)	$6,752

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 141.1% (Cost $151,845,962)	$150,413,483
	OTHER ASSETS AND LIABILITIES — (41.1)%	$(43,804,741)
	net assets — 100.0%	$106,608,742

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $117,359,871, or 110.1% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2024.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2024.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Security is priced as a unit.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Security is in default.
23Pioneer Diversified High Income Fund, Inc. | 7/31/24

(k)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(l)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at July 31, 2024.
(m)	Issued as participation notes.
(n)	Issued as preference shares.
(o)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	4/12/2023	$250,000	$250,250
Alamo Re	4/4/2024	250,000	253,003
Alamo Re	4/4/2024	250,000	249,895
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-3	8/16/2021	22,332	9,594
Alturas Re 2022-2	1/18/2022	7,924	29,633
Aquila Re	5/10/2023	250,000	255,000
Aquila Re	5/10/2023	250,000	256,250
Atlas Capital	5/17/2023	250,000	250,275
Atlas Re	5/24/2024	250,000	265,000
Ballybunion Re 2022	3/9/2022	—	—
Bantry Re 2021	1/11/2021	—	5,000
Bantry Re 2024	2/1/2024	988,243	1,079,483
Berwick Re 2020-1	9/24/2020	—	7,128
Berwick Re 2024-1	1/10/2024	1,000,000	1,060,816
Blue Ridge Re	11/14/2023	500,000	501,705
Bonanza Re	1/6/2023	250,000	252,000
Bonanza Re	7/25/2023	232,003	229,478
Brotherhood Re	1/22/2018	39,768	—
Cape Lookout Re	3/16/2022	250,000	243,825
Cape Lookout Re	4/14/2023	250,000	252,500
Carnoustie Re 2023	3/22/2023	—	16,953
Carnoustie Re 2024	1/11/2024	500,000	533,378
Cat Re 2001	11/14/2023	250,000	246,375
Citrus Re	4/27/2023	250,000	250,585
Citrus Re	4/27/2023	250,000	252,725
Pioneer Diversified High Income Fund, Inc. | 7/31/2424

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Citrus Re	3/19/2024	$250,000	$246,775
Cypress Re 2017	1/24/2017	2,185	65
Dartmouth Re 2018	1/18/2018	154,399	14,845
Dartmouth Re 2021	1/19/2021	11,466	30,991
Eccleston Re 2023	7/13/2023	—	38,633
Eden Re II	1/25/2021	26,581	10,125
Eden Re II	1/21/2022	28,614	19,974
Eden Re II	1/17/2023	—	26,239
FloodSmart Re	2/14/2022	250,000	238,625
FloodSmart Re	2/23/2023	250,000	247,210
FloodSmart Re	2/29/2024	500,000	498,000
Foundation Re	12/19/2023	500,000	506,350
Four Lakes Re	12/8/2023	250,000	247,950
Four Lakes Re	12/8/2023	250,000	254,100
Galileo Re	12/4/2023	501,179	504,150
Gamboge Re	4/20/2023	—	4,720
Gamboge Re	5/9/2024	436,328	465,680
Gateway Re	2/3/2023	250,000	257,415
Gateway Re	3/11/2024	239,903	234,250
Gateway Re	6/24/2024	216,659	216,134
Gateway Re II	4/13/2023	250,000	256,747
Gleneagles Re 2021	1/13/2021	4,575	25
Gleneagles Re 2022	1/18/2022	104,409	97,985
Gullane Re 2018	3/26/2018	—	—
Gullane Re 2024	2/14/2024	969,259	1,019,375
Harambee Re 2018	12/19/2017	21,232	—
Harambee Re 2019	12/20/2018	—	2,100
Harambee Re 2020	2/27/2020	—	11,650
High Point Re	12/1/2023	250,000	250,550
Integrity Re	5/9/2022	250,000	137,500
Integrity Re	3/23/2023	250,000	251,483
International Bank for Reconstruction & Development	5/1/2024	250,000	253,175
International Bank for Reconstruction & Development	5/10/2024	242,023	246,525
Isosceles Re 2024	7/9/2024	231,766	237,825
Kendall Re	4/22/2024	250,000	246,050
Kilimanjaro II Re	6/24/2024	250,000	252,400
Kilimanjaro III Re	4/8/2021	250,000	236,150
Kilimanjaro III Re	4/8/2021	250,000	230,060
Lightning Re	3/20/2023	250,000	252,625
Lion Rock Re 2020	12/30/2019	—	—
Lion Rock Re 2021	3/1/2021	65,784	11,000
Lorenz Re 2019	6/26/2019	81,286	9,530
25Pioneer Diversified High Income Fund, Inc. | 7/31/24

Restricted Securities	Acquisition date	Cost	Value
Mangrove Risk Solutions	6/17/2024	$224,653	$230,675
Marlon Re	5/24/2024	250,000	249,750
Matterhorn Re	12/15/2021	250,000	218,500
Matterhorn Re	3/10/2022	500,000	482,850
Merion Re 2021-2	12/28/2020	136,047	30,000
Merion Re 2022-2	3/1/2022	363,953	345,068
Merion Re 2024-1	1/11/2024	632,676	704,649
Merna Re II	4/5/2023	250,000	251,775
Merna Re II	5/8/2024	250,000	250,075
Merna Re II	5/8/2024	250,000	248,275
Merna Re II	5/8/2024	250,000	248,125
Mona Lisa Re	12/30/2022	250,000	256,525
Mona Lisa Re	6/13/2024	250,000	262,050
Mystic Re	12/12/2023	499,180	501,200
Mystic Re IV	6/9/2021	500,000	479,850
Mystic Re IV	10/26/2021	249,722	245,375
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2024	5/23/2024	443,679	476,102
Old Head Re 2022	1/6/2022	188,288	125,000
Old Head Re 2024	1/5/2024	183,891	229,764
Pangaea Re 2023-3	7/5/2023	250,000	300,000
Pangaea Re 2024-1	2/27/2024	500,000	539,496
Pangaea Re 2024-3	7/26/2024	500,000	507,500
Phoenix 3 Re 2023-3	12/21/2020	217,141	283,750
PI0047 2024-1	1/26/2024	872,164	926,927
PI0048 RE 2024	6/12/2024	210,613	228,809
PI0049 Aberystwyth	7/1/2024	218,687	226,009
PI0051-Cheltenham Re 2024	7/1/2024	196,626	206,913
Pine Valley Re 2024	1/17/2024	207,298	232,695
Portsalon Re 2022	7/15/2022	202,158	229,230
Purple Re	4/6/2023	250,000	253,875
Purple Re	4/2/2024	250,000	247,250
Queen Street Re	5/12/2023	500,000	501,600
Residential Re	10/28/2021	500,000	466,450
Residential Re	11/22/2022	375,000	374,850
Residential Re	11/7/2023	500,000	482,450
Sanders Re	5/24/2023	500,000	512,950
Sanders Re	1/16/2024	250,000	254,500
Sanders Re III	3/24/2023	250,000	251,300
Sector Re V	12/30/2022	—	35,412
Sector Re V	12/4/2023	500,000	594,597
Sector Re V	12/29/2023	500,000	594,597
Solomon Re	6/12/2023	250,000	251,950
Stabilitas Re	6/7/2023	250,000	249,200
Pioneer Diversified High Income Fund, Inc. | 7/31/2426

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Sussex Re 2020-1	1/21/2020	$—	$670
Sussex Re 2021-1	1/26/2021	—	—
Sussex Re 2022	1/5/2022	—	11,200
Sutter Re	6/6/2023	250,000	257,825
Thopas Re 2020	12/30/2019	—	60
Thopas Re 2021	1/22/2021	—	2,600
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/13/2023	—	—
Thopas Re 2024	2/2/2024	766,025	867,447
Topanga Re	10/5/2023	234,468	239,975
Torrey Pines Re	5/18/2023	300,000	303,780
Torricelli Re 2021	7/2/2021	—	1,879
Torricelli Re 2022	7/26/2022	—	450
Torricelli Re 2023	7/19/2023	—	9,975
Torricelli Re 2024	7/25/2024	750,000	769,358
Ursa Re	4/12/2023	250,000	253,250
Viribus Re 2018	12/22/2017	8,294	—
Viribus Re 2019	3/25/2019	—	—
Viribus Re 2020	3/12/2020	24,541	7,994
Viribus Re 2022	4/18/2022	—	8,143
Walton Health Re 2019	7/18/2019	—	52,470
Walton Health Re 2022	7/13/2022	875	36,438
White Heron Re	8/30/2023	—	13,014
Woburn Re 2019	1/30/2019	57,187	68,802
Total Restricted Securities			$32,309,085
% of Net assets			30.3%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,334,153	EUR	4,890,000	Citibank NA	10/25/24	$20,150
EUR	191,000	USD	207,856	State Street Bank & Trust Co.	8/28/24	(868)
EUR	2,370,000	USD	2,545,847	State Street Bank & Trust Co.	9/27/24	26,058
USD	393,465	GBP	310,000	State Street Bank & Trust Co.	9/27/24	(5,256)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$40,084
27Pioneer Diversified High Income Fund, Inc. | 7/31/24

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
4	U.S. Ultra Bond (CBT)	9/19/24	$495,636	$511,875	$16,239
TOTAL FUTURES CONTRACTS			$495,636	$511,875	$16,239
CBT	Chicago Board of Trade.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
USD	— United States Dollar
Pioneer Diversified High Income Fund, Inc. | 7/31/2428

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$6,336,881	$—	$6,336,881
Common Stocks
Communications Equipment	—	—	33,459	33,459
Financial Services	—	—	9,836	9,836
Oil, Gas & Consumable Fuels	45	1,424	—	1,469
Passenger Airlines	—	518,834	—	518,834
Professional Services	—	—	13	13
All Other Common Stocks	56,562	—	—	56,562
Asset Backed Securities	—	4,644,455	50,000	4,694,455
Collateralized Mortgage Obligations	—	2,890,761	—	2,890,761
Commercial Mortgage-Backed Securities	—	10,954,869	—	10,954,869
Convertible Corporate Bonds	—	2,708,547	—	2,708,547
Corporate Bonds
Diversified Financial Services	—	7,445,680	—*	7,445,680
Pharmaceuticals	—	842,728	—*	842,728
All Other Corporate Bonds	—	80,479,160	—	80,479,160
Preferred Stock	—	10,038	—	10,038
Right/Warrant	2,289	—	—	2,289
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	229,230	229,230
Multiperil – U.S.	—	—	1,369,235	1,369,235
Multiperil – Worldwide	—	—	1,892,597	1,892,597
Windstorm – North Carolina	—	—	237,825	237,825
Windstorm – U.S.	—	—	454,818	454,818
Windstorm – U.S. Multistate	—	—	13,014	13,014
Windstorm – U.S. Regional	—	—	476,102	476,102
Reinsurance Sidecars
Multiperil – U.S.	—	—	30,703	30,703
Multiperil – U.S. Regional	—	—	—*	—*
Multiperil – Worldwide	—	—	8,936,916	8,936,916
All Other Insurance-Linked Securities	—	18,668,645	—	18,668,645
29Pioneer Diversified High Income Fund, Inc. | 7/31/24

	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$1,112,065	$—	$1,112,065
Open-End Fund	6,752	—	—	6,752
Total Investments in Securities	$65,648	$136,614,087	$13,733,748	$150,413,483
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$40,084	$—	$40,084
Net unrealized appreciation on futures contracts	16,239	—	—	16,239
Total Other Financial Instruments	$16,239	$40,084	$—	$56,323
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Asset Backed Securities	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 4/30/24	$50,188	$104,000	$—*	$11,596,456	$11,750,644
Realized gain (loss)	—	—	—	(575,750)	(575,750)
Changed in unrealized appreciation (depreciation)	(17,000)	(57,777)	(1,169)	478,407	402,461
Return of capital	—	3,777	—*	(1,388,827)	(1,385,050)
Purchases	10,107	__	1,169	3,530,159	3,541,435
Sales	—	—	—	(5)	(5)
Transfers in to Level 3**	13	—	—	—	13
Transfers out of Level 3**	—	—	—	—	—
Balance as of 7/31/24	$43,308	$50,000	$—*	$13,640,440	$13,733,748
*	Securities valued at $0.
**	Transfers are calculated on the beginning of period values. During the period ended July 31, 2024 security valued at $13 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2024:	$73,897
Pioneer Diversified High Income Fund, Inc. | 7/31/2430